Shareholders' Equity	6 Months Ended
Mar. 31, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

Note 11 — SHAREHOLDERS’ EQUITY

Ordinary shares

Recapitalization

On April 24, 2021, the shareholders of the Company passed unanimous written resolutions to subdivide the Company’s authorized and issued share capital on a 1:2000 basis (the “Subdivision”) and to adopt amended and restated memorandum and articles of association. Pursuant to the Subdivision, the Company’s authorized share capital was amended from US$50,000 divided in to 45,000 Class A ordinary shares of par value US$1.00 each and 5,000 Class B ordinary shares of par value US$1.00 each to US$50,000 divided into 90,000,000 Class A ordinary Shares of $0.0005 par value per share and 10,000,000 Class B ordinary shares of $0.0005 par value per share and all issued shares in the capital of the Company were subdivided such that every one share of each class was subdivided into 2,000 shares of that class.

On September 30, 2021, the Board of Directors approved that the shareholders of the Company voluntarily surrender, on pro rata basis, 2,000,000 ordinary shares of US$0.0005 par value per share (the “Surrender”).

On April 11, 2024, the Company’s shareholders approved the consolidation of the Company’s authorised and issued share capital, at a ratio of 10:1, such that the authorised share capital of the Company was consolidated from US$50,000 divided into 90,0000,000 Class A ordinary shares with a par value of US$0.0005 each and 10,000,000 Class B ordinary shares with a par value of US$0.0005 each to $50,000 divided into 9,000,000 Class A ordinary shares with a par value of $0.005 each and 1,000,000 Class B ordinary shares with a par value of $0.005 each and all issued shares in the capital of the Company were consolidated such that every ten shares of each class was consolidated into one share of that class (with any fractional entitlements to be round up to the next whole share).

The Company believes that the share consolidation accounted for on a retroactive basis pursuant to ASC 260. All ordinary shares and per share data for all periods have been retroactively restated accordingly.

Shares issued for service

On February 20, 2023, the Board of Directors of the Company approved to reward Ms. Huang Yunan, the Chief Financial Officer for her past efforts in IPO with a one-time award of 39,000 shares, which were vested immediately upon grant. On February 20, 2023, the Company issued 39,000 Class A ordinary shares to Ms. Huang. These shares were valued at $975,000, which was based on the value of the Company’s Class A ordinary shares at the grant date.

On February 20, 2023, the Board of Directors of the Company approved to reward a third-party consultant for his past efforts in IPO with a one-time award of 34,000 shares, which were vested immediately upon grant. On February 20, 2023, the Company issued 34,000 Class A ordinary shares to such third-party consultant. These shares were valued at $850,000, which was based on the value of the Company’s Class A ordinary shares at the grant date.

As of September 30, 2023, the Company had an aggregate of 1,980,944 Class A ordinary shares outstanding, consisting of 1,577,944 Class A and 403,000 Class B ordinary shares, respectively.

As of March 31, 2024, the Company had an aggregate of 1,980,944 Class A ordinary shares outstanding, consisting of 1,577,944 Class A and 403,000 Class B ordinary shares, respectively.

Statutory reserve and restricted net assets

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries in the PRC must take appropriations from tax profit to non-distributive funds. These reserves include general reserve and the development reserve.

The general reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of a PRC company’s registered capital. Other reserve is set aside at the Company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends. The general reserve amounted $133,596 and $133,596 as of March 31, 2024 and September 30, 2023, respectively.

Prior to the effectiveness of Amended Private Education Law, PRC laws and regulations required private schools that require reasonable returns to contribute 25% of after-tax income before payments of dividend to a fund to be used for the construction or maintenance of the school or procurement or upgrading of educational facility. For private schools that do not require reasonable returns, this amount should be equivalent to no less than 25% of the annual increase of its net assets as determined in accordance with generally accepted accounting principles in the PRC. For the Company’s private schools, development reserve amounted to $955,950 and $873,431 as of March 31, 2024 and September 30, 2023, respectively. The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.

Because the Company’s operating subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Company’s operating subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Company’s entities in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s operating subsidiaries in the PRC not available for distribution, was $1,098,268 and $1,032,672 as of March 31, 2024 and September 30, 2023, respectively.